Intangible assets and property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2023
Intangible assets and property, plant and equipment
Schedule of intangibles

		Property,
	Intangible	plant and
	assets	equipment
	$'m	$'m
Net book value at January 1, 2023	1,473	2,390
Additions	5	297
Acquisition	6	4
Disposals	—	(4)
Impairment	—	(11)
Charge for the period	(70)	(128)
Foreign exchange	17	27
Net book value at June 30, 2023	1,431	2,575

Schedule of property, plant and equipment

		Property,
	Intangible	plant and
	assets	equipment
	$'m	$'m
Net book value at January 1, 2023	1,473	2,390
Additions	5	297
Acquisition	6	4
Disposals	—	(4)
Impairment	—	(11)
Charge for the period	(70)	(128)
Foreign exchange	17	27
Net book value at June 30, 2023	1,431	2,575